TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Applicable To Approved Industrial Enterprise			10.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Applicable To Approved Industrial Enterprise			25.00%
Preferred Area [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Applicable To Approved Industrial Enterprise	9.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise One Through Two years			10.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise Three Through Four years			7.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise Five And Thereafter			6.00%
Other Than Preferred Area [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Applicable To Approved Industrial Enterprise	16.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise One Through Two years			15.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise Three Through Four years			12.50%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise Five And Thereafter			12.00%
Israel Country [Member]
Income Tax Disclosure [Line Items]
Corporate Income Tax Rate	25.00%	25.00%	24.00%	25.00%
Operating Loss Carryforwards, Valuation Allowance	$ 8,961
Tax Credit Carryforward, Amount	$ 25,156
Tax Credit Carryforward Expiration Period	20 years
Israel Country [Member] | Subsequent Event [Member]
Income Tax Disclosure [Line Items]
Corporate Income Tax Rate	26.50%